Shareholders' Equity - Schedule of Major Assumptions Used in the Discounted Cash Flow Method Approach (Details) - $ / shares		6 Months Ended
	Oct. 28, 2024	Mar. 31, 2025
Schedule of Major Assumptions Used in the Discounted Cash Flow Method Approach [Abstract]
Risk-free interest rate	4.09%	3.89%
Expected life	3 years	2 years 7 months 6 days
Share price (in Dollars per share)	$ 3.52	$ 2.8
Volatility	78.00%	73.00%